Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash		$ 999,152	$ 117,696
Prepaid expenses		158,142	581,784
Total current assets		1,157,294	699,480
Cash and investments held in Trust Account		794,750,266	759,712,942
Total assets		795,907,560	760,412,422
Current liabilities:
Accounts payable and accrued expenses		3,695,499	338,004
Total current liabilities		21,948,509	338,004
PIPE with reduction right liability	[1]	18,253,010	0
Warrant liability		469,333	3,285,333
Deferred underwriting compensation		26,250,000	26,250,000
Total liabilities		48,667,842	29,873,337
Commitments and contingencies
Class A ordinary shares subject to possible redemption; 75,000,000 and 75,000,000 shares at $10.60 and $10.09 redemption value at December 31, 2023 and December 31, 2022, respectively		794,650,266	756,862,942
Shareholders' deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of December 31, 2023 and 2022		0	0
Additional paid-in capital		0	0
Accumulated deficit		(47,412,423)	(26,325,732)
Total shareholders' deficit		(47,410,548)	(26,323,857)
Total liabilities and shareholders' deficit		795,907,560	760,412,422
Common Class A [Member]
Shareholders' deficit:
Common Stock		0	0
Common Class B [Member]
Shareholders' deficit:
Common Stock		$ 1,875	$ 1,875

[1]	Equity linked contract that is classified as a liability given potential for variable share settlement at close of the Business Combination. PIPE reflects common equity in the pro forma, combined company post-close of the Business Combination (Note 10).